SUBSEQUENT EVENT	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENT

Note 20—Subsequent events

On October 13, 2022 (the “Transition Date”), the Company entered into a CEO Transition Agreement with Mr. Nate Morris, the former Chief Executive Officer (the “CEO”) of the Company. Pursuant to the CEO Transition Agreement, Mr. Morris ceased serving as the Company’s CEO, but continued his role as Chairman of the Board of the Directors of the Company (the “Board”) and was given the title of Founder, Chairman and Strategic Advisor through February 10, 2023 (the “End Date”). Mr. Morris will also continue to serve as a member of the Board until the earlier of (a) the first anniversary of the Transition Date, (b) the date of the Company’s annual shareholder meeting in 2023, and (c) the 10th day following notice by Mr. Morris that he intends to resign from the Board. The Company will make a series of transition payments to Mr. Morris in the aggregate amount of $1.9 million between the Transition Date and the End Date and pay Mr. Morris a $0.7 million bonus on the End Date with respect to his service in 2022. Additionally, in lieu of any obligation to deliver RSUs to Mr. Morris pursuant to his Employment Agreement described in Note 13, the Company granted Mr. Morris 8,378,986 RSUs on October 19, 2022 pursuant to the CEO Transition Agreement.

In October 2022, a VWAP Trigger Event occurred and the Forward Purchase Agreement could mature on the date specified by the FPA Sellers at the FPA Sellers’ discretion. The FPA Sellers have not specified the Maturity Date of the Forward Purchase Agreement as of the issuance of these unaudited interim condensed consolidated financial statements.

On November 4, 2022, the Company entered into an amended agreement for certain professional services provided in connection with the Mergers. Pursuant to the amended agreement, the Company agreed to settle the unpaid fees with $1.0 million paid in cash upon execution of the amendment, plus the Company will issue the advisor a variable number of shares of Class A Common Stock by November 18, 2022, in such an amount equal to $1.0 million based on the fair market value of Class A Common Stock. The Company had previously recognized $12.7 million for the related professional services within its accrued expenses as of September 30, 2022 on the accompanying unaudited interim condensed consolidated balance sheets. The difference of $10.7 million between the amount recognized in the accrued expense as of September 30, 2022 and the settlement amount in the amended agreement was recognized as other income on the Company’s consolidated statement of operations on the execution date of the amended agreement.

On November 14, 2022, the Company entered into a binding Financing Commitment with certain existing investors, whereby the investors intend to provide $30.0 million of financing to the Company through the issuance by the Company of debt and/or equity securities including, without limitation, shares of capital stock, securities convertible into or exchangeable for shares of capital stock, warrants, options, or other rights for the purchase or acquisition of such shares and other ownership or profit interests of the Company. Any debt issued pursuant to this letter would have a term of at least 12 months and any equity or equity linked securities issued under this letter would have a fixed price such that no other shareholder or other exchange approvals would be required. The amount the investors agreed to contribute under the Financing Commitment will be reduced on a dollar-for-dollar basis by the amount of any other equity capital the Company receives through January 15, 2023.

On November 17, 2022, the Company’s Board of Directors committed to a reduction in force plan (the “Plan”) as part of the Company’s measures to reduce spending and preserve cash available for the Company’s operations. The Plan involves a reduction of 55 employees, which is approximately 11% of the Company’s workforce. The Company currently estimates that it will incur one-time cash charges of approximately $0.6 million, primarily consisting of an estimated $0.5 million in severance payments, and $0.1 million in related costs. The Company expects that most of these charges will be incurred in the fourth quarter of 2022, and that the reduction in force will be substantially complete by the end of 2022. In aggregate, over the next twelve months, the reduction in force is expected to result in approximately $5.5 million in annual cash savings for the Company. The Company may incur other charges or cash expenditures not currently contemplated due to unanticipated events that may occur as a result of or in connection with the implementation of the Plan.

On November 18, 2022, the Company entered into an amendment to the Revolving Credit Facility agreement, in which the lender consented to the amendment to the Subordinated Term Loan agreement. The amendment also extended its term through December 14, 2023 and modified the interest rate the Revolving Credit Facility bears to SOFR plus 5.6%. Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar commitment by November 23, 2022, and an additional $25.0 million from the issuance of equity by the earlier of (i) 5 business days after the date the Company’s S-1 filed with the SEC on August 22, 2022 becomes effective, or (ii) January 31, 2023.

On November 18, 2022, the Company entered into an amendment to the Term Loan agreement, in which the lender consented to the amendments to the Revolving Credit Facility agreement and the Subordinated Term Loan agreement. Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar commitment by November 23, 2022, and an additional $25.0 million from the issuance of equity by the earlier of (i) 5 business days after the date the Company’s S-1 filed with the SEC on August 22, 2022 becomes effective, or (ii) January 31, 2023. The amended Term Loan agreement also requires the Company to cause the Yorkville Investor to purchase the maximum amount of the Company’s equity interests available under the SEPA and to utilize the net proceeds from such drawdowns to repay the Term Loan until it is fully repaid. If the Company does not repay the Term Loan in full by March 27, 2023, the Company will be liable for an additional fee in the amount of $2.0 million, out of which $1.0 million will be due in cash on March 27, 2023, and the other $1.0 million will accrue to the principal balance of the Term Loan. Furthermore, beginning on March 27, 2023, an additional $0.15 million fee will accrue to the principal balance of the Term Loan each week thereafter until the Term Loan is fully repaid.

The Company may not use the SEPA to fund the new equity financing commitments it agreed to in the amendments to the Revolving Credit Facility and the Term Loan, and the financings used to satisfy the commitments under the Revolving Credit Facility amendment may be used to also satisfy the commitments under the Term Loan amendment.

On November 18, 2022, the Company entered into an amendment to the Subordinated Term Loan agreement. The amendment extended the Subordinated Term Loan maturity through December 31, 2023. Concurrently, the Company entered into an amendment to the Subordinated Term Loan Warrants agreements, which (i) increased the number of Class A Common Stock the lender has the right to purchase with the Subordinated Term Loan Warrants to such number of Class A Common Stock worth $2.6 million ($2.0 million prior to the amendment), (ii) caused the Subordinated Term Loan Warrants to be immediately exercisable upon execution of the amended Subordinated Term Loan Warrants agreements, and (iii) increased the value of Class A Common Stock the Subordinated Term Loan Warrants will earn each additional full calendar month after March 22, 2023 to $0.25 million ($0.2 million prior to the amendment) until the Company repays the Subordinated Term Loan in full.

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.
Subsequent event

Note 20—Subsequent events

On October 13, 2022 (the “Transition Date”), the Company entered into a CEO Transition Agreement with Mr. Nate Morris, the former Chief Executive Officer (the “CEO”) of the Company. Pursuant to the CEO Transition Agreement, Mr. Morris ceased serving as the Company’s CEO, but continued his role as Chairman of the Board of the Directors of the Company (the “Board”) and was given the title of Founder, Chairman and Strategic Advisor through February 10, 2023 (the “End Date”). Mr. Morris will also continue to serve as a member of the Board until the earlier of (a) the first anniversary of the Transition Date, (b) the date of the Company’s annual shareholder meeting in 2023, and (c) the 10th day following notice by Mr. Morris that he intends to resign from the Board. The Company will make a series of transition payments to Mr. Morris in the aggregate amount of $1.9 million between the Transition Date and the End Date and pay Mr. Morris a $0.7 million bonus on the End Date with respect to his service in 2022. Additionally, in lieu of any obligation to deliver RSUs to Mr. Morris pursuant to his Employment Agreement described in Note 13, the Company granted Mr. Morris 8,378,986 RSUs on October 19, 2022 pursuant to the CEO Transition Agreement.

In October 2022, a VWAP Trigger Event occurred and the Forward Purchase Agreement could mature on the date specified by the FPA Sellers at the FPA Sellers’ discretion. The FPA Sellers have not specified the Maturity Date of the Forward Purchase Agreement as of the issuance of these unaudited interim condensed consolidated financial statements.

On November 4, 2022, the Company entered into an amended agreement for certain professional services provided in connection with the Mergers. Pursuant to the amended agreement, the Company agreed to settle the unpaid fees with $1.0 million paid in cash upon execution of the amendment, plus the Company will issue the advisor a variable number of shares of Class A Common Stock by November 18, 2022, in such an amount equal to $1.0 million based on the fair market value of Class A Common Stock. The Company had previously recognized $12.7 million for the related professional services within its accrued expenses as of September 30, 2022 on the accompanying unaudited interim condensed consolidated balance sheets. The difference of $10.7 million between the amount recognized in the accrued expense as of September 30, 2022 and the settlement amount in the amended agreement was recognized as other income on the Company’s consolidated statement of operations on the execution date of the amended agreement.

On November 14, 2022, the Company entered into a binding Financing Commitment with certain existing investors, whereby the investors intend to provide $30.0 million of financing to the Company through the issuance by the Company of debt and/or equity securities including, without limitation, shares of capital stock, securities convertible into or exchangeable for shares of capital stock, warrants, options, or other rights for the purchase or acquisition of such shares and other ownership or profit interests of the Company. Any debt issued pursuant to this letter would have a term of at least 12 months and any equity or equity linked securities issued under this letter would have a fixed price such that no other shareholder or other exchange approvals would be required. The amount the investors agreed to contribute under the Financing Commitment will be reduced on a dollar-for-dollar basis by the amount of any other equity capital the Company receives through January 15, 2023.

On November 17, 2022, the Company’s Board of Directors committed to a reduction in force plan (the “Plan”) as part of the Company’s measures to reduce spending and preserve cash available for the Company’s operations. The Plan involves a reduction of 55 employees, which is approximately 11% of the Company’s workforce. The Company currently estimates that it will incur one-time cash charges of approximately $0.6 million, primarily consisting of an estimated $0.5 million in severance payments, and $0.1 million in related costs. The Company expects that most of these charges will be incurred in the fourth quarter of 2022, and that the reduction in force will be substantially complete by the end of 2022. In aggregate, over the next twelve months, the reduction in force is expected to result in approximately $5.5 million in annual cash savings for the Company. The Company may incur other charges or cash expenditures not currently contemplated due to unanticipated events that may occur as a result of or in connection with the implementation of the Plan.

On November 18, 2022, the Company entered into an amendment to the Revolving Credit Facility agreement, in which the lender consented to the amendment to the Subordinated Term Loan agreement. The amendment also extended its term through December 14, 2023 and modified the interest rate the Revolving Credit Facility bears to SOFR plus 5.6%. Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar commitment by November 23, 2022, and an additional $25.0 million from the issuance of equity by the earlier of (i) 5 business days after the date the Company’s S-1 filed with the SEC on August 22, 2022 becomes effective, or (ii) January 31, 2023.

On November 18, 2022, the Company entered into an amendment to the Term Loan agreement, in which the lender consented to the amendments to the Revolving Credit Facility agreement and the Subordinated Term Loan agreement. Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar commitment by November 23, 2022, and an additional $25.0 million from the issuance of equity by the earlier of (i) 5 business days after the date the Company’s S-1 filed with the SEC on August 22, 2022 becomes effective, or (ii) January 31, 2023. The amended Term Loan agreement also requires the Company to cause the Yorkville Investor to purchase the maximum amount of the Company’s equity interests available under the SEPA and to utilize the net proceeds from such drawdowns to repay the Term Loan until it is fully repaid. If the Company does not repay the Term Loan in full by March 27, 2023, the Company will be liable for an additional fee in the amount of $2.0 million, out of which $1.0 million will be due in cash on March 27, 2023, and the other $1.0 million will accrue to the principal balance of the Term Loan. Furthermore, beginning on March 27, 2023, an additional $0.15 million fee will accrue to the principal balance of the Term Loan each week thereafter until the Term Loan is fully repaid.

The Company may not use the SEPA to fund the new equity financing commitments it agreed to in the amendments to the Revolving Credit Facility and the Term Loan, and the financings used to satisfy the commitments under the Revolving Credit Facility amendment may be used to also satisfy the commitments under the Term Loan amendment.

On November 18, 2022, the Company entered into an amendment to the Subordinated Term Loan agreement. The amendment extended the Subordinated Term Loan maturity through December 31, 2023. Concurrently, the Company entered into an amendment to the Subordinated Term Loan Warrants agreements, which (i) increased the number of Class A Common Stock the lender has the right to purchase with the Subordinated Term Loan Warrants to such number of Class A Common Stock worth $2.6 million ($2.0 million prior to the amendment), (ii) caused the Subordinated Term Loan Warrants to be immediately exercisable upon execution of the amended Subordinated Term Loan Warrants agreements, and (iii) increased the value of Class A Common Stock the Subordinated Term Loan Warrants will earn each additional full calendar month after March 22, 2023 to $0.25 million ($0.2 million prior to the amendment) until the Company repays the Subordinated Term Loan in full.

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.
Founder Spac [Member]
SUBSEQUENT EVENT

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

On August 2, 2022, the Company held an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the Company’s shareholders approved the proposals (collectively, the “Proposals”) including a proposal to approve by ordinary resolution the business combination between Founder and Rubicon (the “Business Combination” and such proposal, the “Business Combination Proposal”).

On August 4, 2022, Founder SPAC (the “FOUN”) and ACM ARRT F LLC, a Delaware limited liability company (“Seller”), entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to purchase (a) Class A ordinary shares, par value $0.0001 per share, of FOUN (the “Shares”) after the date of the Forward Purchase Agreement from holders of Shares (other than FOUN or affiliates of FOUN) who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to the redemption rights set forth in FOUN’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Business Combination (such holders, “Redeeming Holders”) and (b) Shares in an issuance from FOUN at a price per Share equal to the Per-Share Redemption Price (as set forth in Section 1.1 of the Governing Documents) (such Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). In addition, Seller has agreed to purchase 1,000,000 Shares from Redeeming Holders (the “Separate Shares”). The aggregate total Subject Shares will be 15,000,000 (the “Maximum Number of Shares”). Seller also may not beneficially own greater than 9.9% of the Shares on a post-combination pro forma basis. Seller has agreed to waive any redemption rights with respect to any Subject Shares and Separate Shares in connection with the Business Combination. Such waiver may reduce the number of Shares redeemed in connection with the Business Combination, which reduction could alter the perception of the potential strength of the Business Combination.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent event

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

On August 2, 2022, the Company held an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the Company’s shareholders approved the proposals (collectively, the “Proposals”) including a proposal to approve by ordinary resolution the business combination between Founder and Rubicon (the “Business Combination” and such proposal, the “Business Combination Proposal”).

On August 4, 2022, Founder SPAC (the “FOUN”) and ACM ARRT F LLC, a Delaware limited liability company (“Seller”), entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to purchase (a) Class A ordinary shares, par value $0.0001 per share, of FOUN (the “Shares”) after the date of the Forward Purchase Agreement from holders of Shares (other than FOUN or affiliates of FOUN) who have elected to redeem Shares (such purchased Shares, the “Recycled Shares”) pursuant to the redemption rights set forth in FOUN’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Business Combination (such holders, “Redeeming Holders”) and (b) Shares in an issuance from FOUN at a price per Share equal to the Per-Share Redemption Price (as set forth in Section 1.1 of the Governing Documents) (such Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). In addition, Seller has agreed to purchase 1,000,000 Shares from Redeeming Holders (the “Separate Shares”). The aggregate total Subject Shares will be 15,000,000 (the “Maximum Number of Shares”). Seller also may not beneficially own greater than 9.9% of the Shares on a post-combination pro forma basis. Seller has agreed to waive any redemption rights with respect to any Subject Shares and Separate Shares in connection with the Business Combination. Such waiver may reduce the number of Shares redeemed in connection with the Business Combination, which reduction could alter the perception of the potential strength of the Business Combination.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.